PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment (Details Textual)
Depreciation expense	$ 341	$ 1,330	$ 656